FINANCIAL ASSETS AND LIABILITIES - Interest rate contracts (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Interest rate swaps
Derivative [Line Items]
Derivative notional amount	$ 450,000,000	$ 500,000,000
Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Derivative notional amount	450,000,000
Designated as Hedging Instrument | 2.41% Interest rate swap
Derivative [Line Items]
Derivative notional amount	$ 50,000,000
Fixed interest rate (percent)	2.41%
Designated as Hedging Instrument | 2.58% Interest rate swap
Derivative [Line Items]
Derivative notional amount	$ 50,000,000
Fixed interest rate (percent)	2.58%
Designated as Hedging Instrument | 1.39% Interest rate swap
Derivative [Line Items]
Derivative notional amount	$ 50,000,000
Fixed interest rate (percent)	1.39%
Designated as Hedging Instrument | 1.29% Interest rate swap
Derivative [Line Items]
Derivative notional amount	$ 50,000,000
Fixed interest rate (percent)	1.29%
Designated as Hedging Instrument | 2.51% Interest rate swap
Derivative [Line Items]
Derivative notional amount	$ 100,000,000
Fixed interest rate (percent)	2.51%
Designated as Hedging Instrument | 0.94% Interest rate swap
Derivative [Line Items]
Derivative notional amount	$ 50,000,000
Fixed interest rate (percent)	0.94%
Designated as Hedging Instrument | 0.74% Interest rate swap
Derivative [Line Items]
Derivative notional amount	$ 50,000,000
Fixed interest rate (percent)	0.74%
Designated as Hedging Instrument | 2.17% Interest rate swap
Derivative [Line Items]
Derivative notional amount	$ 50,000,000
Fixed interest rate (percent)	2.17%